Other Liabilities (Tables)	12 Months Ended
Dec. 31, 2018
Other Liabilities Disclosure [Abstract]
Summary of other liabilities
A summary of “Other liabilities” as of December 31, 2018 and 2017 is as follows:

	2018	2017
	(in millions)
Advances on buy-back agreements	$1,870	$2,176
Warranty and campaign programs	925	932
Marketing and sales incentive programs	1,329	1,335
Tax payables	685	765
Accrued expenses and deferred income	609	610
Accrued employee benefits	680	752
Legal reserves and other provisions	368	384
Contract reserve	262	344
Contract liabilities	1,368	1,498
Restructuring reserve	71	60
Other	791	738
Total	$8,958	$9,594

Summary of recorded activity for the basic warranty and campaign program accrual
A summary of recorded activity for the basic warranty and campaign program accrual for the years ended December 31, 2018 and 2017 are as follows:

	2018	2017
	(in millions)
Balance, beginning of year	$932	$792
Current year additions	826	782
Claims paid	(724)	(670)
Currency translation adjustment and other	(109)	28
Balance, end of year	$925	$932

Schedule of restructuring activity
The following table sets forth restructuring activity for the years ended December 31, 2018, 2017 and 2016:

	Severance and Other Employee Costs	Facility Related Costs	Other Restructuring	Total
	(in millions)
Balance at January 1, 2016	$30	$5	$16	$51
Restructuring charges	56	(1)	(11)	44
Reserves utilized: cash	(55)	—	(4)	(59)
Reserves utilized: non-cash	—	—	(3)	(3)
Currency translation adjustments	(8)	3	2	(3)
Balance at December 31, 2016	$23	$7	$—	$30
Restructuring charges	76	17	—	93
Reserves utilized: cash	(53)	(1)	—	(54)
Reserves utilized: non-cash	(2)	(13)	—	(15)
Currency translation adjustments	4	2	—	6
Balance at December 31, 2017	$48	$12	$—	$60
Restructuring charges	39	17	5	61
Reserves utilized: cash	(36)	—	(2)	(38)
Reserves utilized: non-cash	(9)	1	—	(8)
Currency translation adjustments	(2)	—	(2)	(4)
Balance at December 31, 2018	$40	$30	$1	$71